Finance Costs (Details) - Schedule of finance costs - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Finance Costs Abstract
Interest on senior notes, note 16 (c)	S/ 60,225	S/ 63,333	S/ 60,857
Finance cost on cross currency swaps	15,155	15,046	16,144
Interest on promissory notes	14,920	7,326	8,298
Expenses for the purchase and amortization of issuance costs of senior notes	1,027	815	816
Interest on lease liabilities	317	383	409
Counterparty credit risk in cross currency swaps	62	848	542
Interest for bank overdraft			802
Commission for prepayment of loans			325
Other	2,108	479	74
Total interest expense	93,814	88,230	88,267
Unwinding of discount of provisions, note 15	1,291	735	427
Total finance costs	S/ 95,105	S/ 88,965	S/ 88,694